NOTES PAYABLE (Schedule Of Debt Service Ratio) (Detail)	12 Months Ended
Dec. 31, 2012
2013	3.25%
2015	4.00%
2016	4.00%
Maximum [Member]
2014	3.75%
Minimum [Member]
2014	3.50%